Financial Information of the Parent Company (Tables)	6 Months Ended
Apr. 30, 2025
Financial Information of the Parent Company [Abstract]
Schedule of Parent Company Balance Sheets

PARENT COMPANY BALANCE SHEETS

	April 30, 2025	October 31, 2024
ASSETS
Current assets
Cash	$426,700	$85,297
Due from intercompany entity	2,579,000	6,000
Other assets, current	1,083,700	-
Non-current assets
Investment in subsidiaries	5,698,240	5,696,012
Deferred IPO cost	-	967,793
Total assets	$9,787,640	$6,755,102

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Payroll payable	20,000	-
Due to intercompany entity	$2,325,895	$1,737,793
Total liabilities	$2,345,895	$1,737,793

Shareholders’ equity
Ordinary shares, US$0.0001 par value, authorized 500,000,000 shares as of April 30, 2025 and October 31, 2024; 16,250,000 and 15,000,000 shares issued and outstanding as of April 30, 2025 and October 31, 2024, respectively	1,625	1,500
Subscription receivable	(1,500)	(1,500)
Additional paid-in capital	4,245,254	1,210,094
Statutory reserve	420,231	402,621
Retained earnings	3,054,244	3,551,019
Accumulated other comprehensive loss	(278,109)	(146,425)
Total shareholders’ equity	7,441,745	5,017,309
Total liabilities and shareholders’ equity	$9,787,640	$6,755,102

Schedule of Parent Company Statements of Operation and Comprehensive (Loss) Income

PARENT COMPANY STATEMENTS OF OPERATION AND COMPREHENSIVE (LOSS) INCOME

	For the six months ended April 30,
	2025	2024
OPERATING EXPENSES	$613,077	$116,740
INCOME FROM SUBSIDIARIES	133,912	100,891

NET LOSS	(479,165)	(15,849)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(131,684)	30,352
COMPREHENSIVE (LOSS) INCOME	$(610,849)	$14,503

Schedule of Parent Company Statements of Cash Flows

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the six months ended April 30,
	2025	2024
Net cash used in operating activities	$(120,882)	$(6,740)
Net cash used in investing activities	(2,573,000)	(3,000)
Net cash provided by financing activities	3,035,285	30,000